Contingent and Deferred Consideration Payable (Tables)	12 Months Ended
Dec. 31, 2021
Contingent And Deferred Consideration Payable [Abstract]
Schedule of Contingent Consideration Payable

Contingent and deferred consideration relates to merchant buyouts and business combinations that are payable in cash subject to the future financial performance of the acquired portfolios and acquired businesses. Contingent consideration payable is comprised of the following balances:

Total
Balance at December 31, 2019	$11,449
Payments made during the year	(5,689)
Additions in the year	3,905
Fair value gain	(103)
Balance at December 31, 2020	9,562
Payments made during the year	(7,681)
Additions in the year	30,716
Fair value gain	(1,782)
Balance at December 31, 2021	$30,815
Current portion of contingent and deferred consideration payable	$13,673
Non-current portion of contingent and deferred consideration payable	$17,142